Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The disaggregated Company’s revenues for the nine months ended March 31, 2020 and 2019 were as follows:

	For the Three Months Ended March 31,
	2020	2019

Revenues:
Product sales	$3,626,901	$5,637,350
Service revenues	-	25,597
Licensing revenues	40,209	75,587
Total revenues, net	$3,667,110	$5,738,534

The disaggregated Company’s revenues for the years ended December 31, 2019 and 2018 was as follows:

	For the Years Ended December 31,
	2019	2018

Revenues:
Product sales	$19,184,428	$16,037,221
Service revenues	-	197,068
Licensing revenues	444,634	267,920
Total revenues, net	$19,629,062	$16,502,209

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

For the three months ended March 31, 2020 and 2019, the following customer represented more than 10% of total net revenues:

	For the Three Months Ended March 31,
	2020		2019
Customer A	11%		*-%
Customer B	*	%	23%

* Customer did not represent greater than 10% of total net revenue.

For the three months ended March 31, 2020 and 2019, the following geographical regions represented more than 10% of total net revenues:

	For the Three Months Ended March 31,
	2020	2019
North America	82%	77%
Europe	17%	19%

* Region did not represent greater than 10% of total net revenue.

For the years ended December 31, 2019 and 2018, the following customers represented more than 10% of total net revenues:

	For the years ended December 31,
	2019	2018
Customer:
Customer A	14%	21%

For the years ended December 31, 2019 and 2018, the following geographical regions represented more than 10% of total net revenues:

	For the Years Ended December 31,
	2019	2018
Region:
North America	76%	80%
Asia-Pacific	9%	13%
Europe	15%	7%

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following changes in level 3 instruments for the year ended December 31, 2019 are presented below:

Contingent Consideration Earnout
Balance, January 1, 2019	$(520,000)
Change in fair value of earnout	520,000
Balance, December 31, 2019	$-

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

As of March 31, 2020, the Company included the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been dilutive.

March 31,
2020
Shares reserved in exchange for the cancellation of certain non-voting membership interest in Edison Nation Holdings, LLC	990,000
Convertible shares under notes payable	550,000
Warrants for noteholders	800,000
Restricted stock units	210,000
Shares to be issued	215,000
Total	2,765,000

As of March 31, 2019, the Company excluded the common stock equivalents summarized below, which entitled the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	March 31,	March 31,
	2020	2019
Selling Agent Warrants	160,492	65,626
Shares reserved in exchange for the cancellation of certain non-voting membership interest in Edison Nation Holdings, LLC	-	990,000
Options	80,000	290,000
Convertible shares under notes payable	285,632	285,632
Shares to be issued	-	12,500
Total	$526,124	$1,643,758

As of December 31, 2019, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

December 31,
2019
Selling Agent Warrants	160,492
Shares reserved in exchange for the cancellation of certain non-voting membership interest in Edison Nation Holdings, LLC	990,000
Options	80,000
Convertible shares under notes payable	285,632
Warrants for noteholders	50,000
Restricted stock units	210,000
Shares to be issued to consultants	412,500
Total	2,188,624

Schedule of Earnings Per Share, Basic and Diluted

Net earnings per share data for the three months ended March 31, 2020 and 2019 were computed as follows:

	March 31, 2020		March 31, 2019
	Basic	Diluted	Basic	Diluted
Net income (loss) attributable to Edison Nation, Inc.	$1,269,492	$1,269,492	$(1,435,290)	$(1,435,290)

Average shares outstanding- basic	8,181,470	8,181,470	5,661,380	5,661,380
Effect of dilutive securities:
Options and other share-based awards	-	210,000	-	-
Shares reserved	-	990,000	-	-
Warrants for noteholders	-	81,807	-	-
Convertible shares under notes payable	-	46,337	-	-
Shares to be issued	-	127,807	-	-
	8,181,470	9,637,421	5,661,380	5,661,380

Net income (loss) attributable to Edison Nation, Inc. per share	$0.16	$0.13	$(0.25)	$(0.25)

Schedule of Cumulative Effect of Initially Applying the New Lease Accounting Standard

The cumulative effect of initially applying the new lease accounting standard as of January 1, 2019 is as follows:

	January 1, 2019	Cumulative Effect Adjustment	January 1, 2019, as adjusted
Assets:
Right of use assets – operating leases	$-	$943,997	$943,997

Liabilities:
Current portion of operating lease liabilities	$-	$261,866	$261,866
Operating lease liabilities, net of current portion	$-	$682,131	$682,131